UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-08738

                         Atlantic Whitehall Funds Trust
               (Exact name of registrant as specified in charter)

                        50 Rockefeller Plaza, 15th Floor
                               New York, NY 10020
               (Address of principal executive offices) (Zip code)

                                Gabrielle Bailey
                    Atlantic Trust Private Wealth Management
                        50 Rockefeller Plaza, 15th Floor
                               New York, NY 10020
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (212) 655-7022

                      Date of fiscal year end: November 30

                    Date of reporting period: August 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. s 3507.

ITEM 1. SCHEDULE OF  INVESTMENTS.

The  Schedule(s) of Investments is attached herewith.



ATLANTIC WHITEHALL FUNDS TRUST
GROWTH FUND
PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2008 (UNAUDITED)

SHARES                                                             VALUE
------                                                         ------------
COMMON STOCKS - 95.72%

            AUTOMOBILES & COMPONENTS - 1.75%
   30,645   BorgWarner, Inc.                                   $  1,267,171
                                                               ------------
            CAPITAL GOODS - 10.62%
   10,827   Boeing Co. (The)                                        709,818
   15,591   Deere & Co.                                           1,100,257
   16,873   Emerson Electric Co.                                    789,656
    3,067   First Solar, Inc. *                                     848,486
   16,552   Fluor Corp.                                           1,326,312
   18,538   Rockwell Collins, Inc.                                  974,913
    7,806   Suntech Power Holdings Co., Ltd.,
               ADR *                                                373,205
   23,941   United Technologies Corp.                             1,570,290
                                                               ------------
                                                                  7,692,937
                                                               ------------
            DIVERSIFIED FINANCIALS - 4.52%
   74,909   Charles Schwab Corp. (The)                            1,797,067
    5,526   Goldman Sachs Group, Inc. (The)                         906,098
    6,447   IntercontinentalExchange, Inc. *                        567,529
                                                               ------------
                                                                  3,270,694
                                                               ------------
            ENERGY - 7.71%
   25,579   Marathon Oil Corp.                                    1,152,846
   16,026   Schlumberger, Ltd.                                    1,509,970
   41,892   Southwestern Energy Co. *                             1,607,396
   34,154   Weatherford International, Ltd. *                     1,317,661
                                                               ------------
                                                                  5,587,873
                                                               ------------
            FOOD & STAPLES RETAILING - 3.21%
   63,464   CVS Caremark Corp.                                    2,322,782
                                                               ------------
            FOOD, BEVERAGE & TOBACCO - 4.48%
   47,334   PepsiCo, Inc.                                         3,241,432
                                                               ------------
            HEALTH CARE EQUIPMENT & SERVICES - 5.75%
   12,172   CR Bard, Inc.                                         1,137,473
   18,723   Stryker Corp.                                         1,257,998
   29,214   Thermo Fisher Scientific, Inc. *                      1,769,200
                                                               ------------
                                                                  4,164,671
                                                               ------------
            HOUSEHOLD & PERSONAL PRODUCTS - 4.36%
   25,549   Avon Products, Inc.                                   1,094,264
   29,608   Procter & Gamble Co. (The)                            2,065,750
                                                               ------------
                                                                  3,160,014
                                                               ------------
            MATERIALS - 4.89%
   15,227   Monsanto Co.                                          1,739,685
   20,043   Praxair, Inc.                                         1,800,663
                                                               ------------
                                                                  3,540,348
                                                               ------------
            MEDIA - 1.83%
   31,240   Omnicom Group, Inc.                                   1,324,263
                                                               ------------
            PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCE -
               12.17%
   28,310   Abbott Laboratories                                   1,625,843
   35,658   Allergan, Inc.                                        1,992,213
   13,602   Celgene Corp. *                                         942,619
   31,894   Genzyme Corp. *                                       2,497,300
   15,443   Novartis AG, ADR                                        859,248
   46,398   Schering-Plough Corp.                                   900,121
                                                               ------------
                                                                  8,817,344
                                                               ------------
            RETAILING - 4.55%
   17,807   Best Buy Co., Inc.                                      797,219

SHARES                                                             VALUE
------                                                         ------------
            RETAILING - (CONTINUED)
   30,787   Home Depot, Inc. (The)                             $    834,944
   31,342   Target Corp.                                          1,661,753
                                                               ------------
                                                                  3,293,916
                                                               ------------
            SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.45%
   63,764   Intel Corp.                                           1,458,283
   21,178   MEMC Electronic Materials, Inc. *                     1,039,628
                                                               ------------
                                                                  2,497,911
                                                               ------------
            SOFTWARE & SERVICES - 9.73%
   23,242   Autodesk, Inc. *                                        825,788
   32,942   Automatic Data Processing, Inc.                       1,461,966
   18,845   Cognizant Technology Solutions Corp., Class A *         552,535
    2,702   Google, Inc., Class A *                               1,251,810
   77,613   Microsoft Corp.                                       2,118,059
   11,062   Visa, Inc., Class A                                     839,606
                                                               ------------
                                                                  7,049,764
                                                               ------------
            TECHNOLOGY HARDWARE & EQUIPMENT - 16.70%
   14,108   Apple, Inc. *                                         2,391,729
   90,834   Cisco Systems, Inc. *                                 2,184,558
   58,557   Corning, Inc.                                         1,202,761
   26,915   Hewlett-Packard Co.                                   1,262,852
   17,761   International Business Machines Corp.                 2,162,047
   38,006   Qualcomm, Inc.                                        2,001,016
    7,332   Research In Motion, Ltd. *                              891,571
                                                               ------------
                                                                 12,096,534
                                                               ------------
            TOTAL COMMON STOCKS
               (Cost $ 62,478,348)                               69,327,654
                                                               ------------

INVESTMENT COMPANY - 4.61%

3,339,110   SSgA Prime Money Market Fund                          3,339,110
                                                               ------------
            TOTAL INVESTMENT COMPANY
               (Cost $ 3,339,110)                                 3,339,110
                                                               ------------
            TOTAL INVESTMENTS - 100.33%
               (Cost $65,817,458 ) **                            72,666,764
                                                               ------------
            LIABILITIES IN EXCESS OF OTHER ASSETS - (0.33)%        (242,576)
                                                               ------------
            NET ASSETS - 100.00%                               $ 72,424,188
                                                               ============

----------
*    Non-income producing security

**   Aggregate cost for Federal income tax purposes is $65,817,458.

Gross unrealized appreciation   $ 9,851,571
Gross unrealized depreciation    (3,002,265)
                                -----------
Net unrealized appreciation     $ 6,849,306
                                ===========

ADR  American Depositary Receipt

              SEE ACCOMPANYING NOTES TO PORTFOLIO OF INVESTMENTS.

ATLANTIC WHITEHALL FUNDS TRUST
GROWTH FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) -- AUGUST 31, 2008 (UNAUDITED)

Summary of inputs used to value the Fund's net assets as of August 31, 2008 is as follows (See Note 1):

                                                INVESTMENTS IN
VALUATION INPUTS                                  SECURITIES
----------------                                --------------
Level 1 - Quoted Prices                           $72,666,764
Level 2 - Other Significant Observable Inputs              --
Level 3 - Significant Unobservable Inputs                  --
                                                --------------
TOTAL                                             $72,666,764
                                                --------------

              SEE ACCOMPANYING NOTES TO PORTFOLIO OF INVESTMENTS.

ATLANTIC WHITEHALL FUNDS TRUST
MID-CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2008 (UNAUDITED)

SHARES                                                             VALUE
------                                                         ------------
COMMON STOCKS - 98.17%

            CAPITAL GOODS - 10.58%
   96,417   Be Aerospace, Inc. *                                $ 2,309,187
   76,723   Cooper Industries, Ltd., Class A                      3,655,084
   57,031   Danaher Corp.                                         4,652,019
   37,287   Fluor Corp.                                           2,987,807
   54,506   Foster Wheeler, Ltd. *                                2,708,403
   26,344   General Cable Corp. *                                 1,296,652
   45,013   Grainger (W.W.), Inc.                                 4,052,520
   96,528   Manitowoc Co., Inc. (The)                             2,430,575
   58,896   McDermott International, Inc. *                       2,045,458
   37,785   Rockwell Collins, Inc.                                1,987,113
   49,182   Suntech Power Holdings Co., Ltd., ADR *               2,351,391
   72,319   Textron, Inc.                                         2,972,311
                                                               ------------
                                                                 33,448,520
                                                               ------------
            COMMERCIAL SERVICES & SUPPLIES - 2.20%
  117,159   Stericycle, Inc. *                                    6,947,529
                                                               ------------
            CONSUMER DURABLES & APPAREL - 2.39%
   40,478   Fortune Brands, Inc.                                  2,380,916
   78,023   Garmin, Ltd.                                          2,712,079
   35,775   Mohawk Industries, Inc. *                             2,470,264
                                                               ------------
                                                                  7,563,259
                                                               ------------
            CONSUMER SERVICES - 3.34%
  139,684   Darden Restaurants, Inc.                              4,091,344
  120,270   Marriott International, Inc., Class A                 3,392,817
   77,931   Weight Watchers International, Inc.                   3,086,068
                                                               ------------
                                                                 10,570,229
                                                               ------------
            DIVERSIFIED FINANCIALS - 4.19%
   28,839   IntercontinentalExchange, Inc. *                      2,538,697
  113,530   Nasdaq Stock Market, Inc. *                           3,711,296
  119,650   optionsXpress Holdings, Inc.                          2,760,326
   71,227   T. Rowe Price Group, Inc.                             4,228,035
                                                               ------------
                                                                 13,238,354
                                                               ------------
            ENERGY - 8.87%
   71,920   Atlas America, Inc.                                   2,695,562
   65,307   Oceaneering International, Inc. *                     4,075,810
  138,535   Quicksilver Resources, Inc. *                         3,351,162
   95,581   Range Resources Corp.                                 4,436,870
   61,297   Smith International, Inc.                             4,272,401
  143,147   Southwestern Energy Co. *                             5,492,550
   54,689   Ultra Petroleum Corp. *                               3,727,055
                                                               ------------
                                                                 28,051,410
                                                               ------------
            FOOD, BEVERAGE & TOBACCO - 1.53%
   21,641   Brown-Forman Corp., Class B                           1,558,368
  119,544   Hansen Natural Corp. *                                3,285,069
                                                               ------------
                                                                  4,843,437
                                                               ------------
            HEALTH CARE EQUIPMENT & SERVICES - 14.82%
  154,424   Express Scripts, Inc. *                              11,336,266
   83,125   Healthways, Inc. *                                    1,583,531
  101,216   Hologic, Inc. *                                       2,147,804
   72,468   Humana, Inc. *                                        3,362,515
   20,939   Intuitive Surgical, Inc. *                            6,182,659
   72,978   Laboratory Corp. of America Holdings *                5,338,341
   87,823   Lincare Holdings, Inc. *                              2,898,159
  133,981   Psychiatric Solutions, Inc. *                         5,057,783
   49,995   Quest Diagnostic, Inc.                                2,702,230

SHARES                                                             VALUE
------                                                         ------------
            HEALTH CARE EQUIPMENT & SERVICES - (CONTINUED)
  136,126   St. Jude Medical, Inc. *                            $ 6,238,655
                                                               ------------
                                                                 46,847,943
                                                               ------------
            HOUSEHOLD & PERSONAL PRODUCTS - 1.00%
   45,220   Chattem, Inc. *                                       3,170,826
                                                               ------------
            MATERIALS - 2.04%
   39,463   Airgas, Inc.                                          2,337,788
  178,999   Nalco Holding Co.                                     4,093,707
                                                               ------------
                                                                  6,431,495
                                                               ------------
            MEDIA - 1.17%
  104,867   Liberty Global, Inc., Class A *                       3,689,221
                                                               ------------
            PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCE
               - 4.44%
   62,432   Allergan, Inc.                                        3,488,076
   61,984   Cephalon, Inc. *                                      4,749,214
   81,894   Endo Pharmaceuticals Holdings, Inc. *                 1,860,632
   74,228   Shire PLC, ADR                                        3,940,022
                                                               ------------
                                                                 14,037,944
                                                               ------------
            REAL ESTATE - 0.77%
  194,214   CapitalSource, Inc., REIT                             2,443,212
                                                               ------------
            RETAILING - 8.77%
   26,075   Abercrombie & Fitch Co., Class A                      1,367,634
   65,095   Advance Auto Parts, Inc.                              2,801,689
   32,461   AutoZone, Inc. *                                      4,454,623
  142,594   Dick's Sporting Goods, Inc. *                         3,263,977
   97,783   Nordstrom, Inc.                                       3,041,051
  117,640   PetSmart, Inc.                                        3,172,751
   25,738   Priceline.com, Inc. *                                 2,393,119
  199,235   TJX Cos., Inc. (The)                                  7,220,276
                                                               ------------
                                                                 27,715,120
                                                               ------------
            SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 8.38%
  180,672   Altera Corp.                                          4,090,414
   69,294   KLA-Tencor Corp.                                      2,568,036
   79,364   Linear Technology Corp.                               2,590,441
  127,393   MEMC Electronic Materials, Inc. *                     6,253,722
  223,687   Microchip Technology, Inc.                            7,160,221
  139,189   Microsemi Corp. *                                     3,827,697
                                                               ------------
                                                                 26,490,531
                                                               ------------
            SOFTWARE & SERVICES - 16.24%
   93,436   Alliance Data Systems Corp. *                         6,002,329
  104,429   ANSYS, Inc. *                                         4,631,426
  214,669   Cognizant Technology Solutions Corp., Class A *       6,294,095
   31,086   Equinix, Inc. *                                       2,502,423
  102,828   Euronet Worldwide, Inc. *                             1,932,138
  168,635   Fidelity National Information Services, Inc.          3,684,675
  136,284   Fiserv, Inc. *                                        7,067,688
   52,183   Global Payments, Inc.                                 2,515,742
   95,431   NeuStar, Inc., Class A *                              2,291,298
   84,908   Paychex, Inc.                                         2,893,665
  227,181   Satyam Computer Services, Ltd., ADR                   5,057,049
  102,621   VeriFone Holdings, Inc. *                             2,068,839
  159,113   Western Union Co.                                     4,394,701
                                                               ------------
                                                                 51,336,068
                                                               ------------
            TECHNOLOGY HARDWARE & EQUIPMENT - 1.26%
  155,415   Juniper Networks, Inc. *                              3,994,165
                                                               ------------

              SEE ACCOMPANYING NOTES TO PORTFOLIO OF INVESTMENTS.

ATLANTIC WHITEHALL FUNDS TRUST
MID-CAP GROWTH FUND
Portfolio of Investments (CONTINUED) -- August 31, 2008 (UNAUDITED)

SHARES                                                             VALUE
------                                                         ------------
            TELECOMMUNICATION SERVICES - 2.15%
   55,660   Leap Wireless International, Inc. *                $  2,485,776
   81,836   NII Holdings, Inc. *                                  4,298,027
                                                               ------------
                                                                  6,783,803
                                                               ------------
            TRANSPORTATION - 2.68%
   95,262   C. H. Robinson Worldwide, Inc.                        4,964,103
   71,819   Landstar System, Inc.                                 3,520,567
                                                               ------------
                                                                  8,484,670
                                                               ------------
            UTILITIES - 1.35%
   82,187   Questar Corp.                                         4,264,683
                                                               ------------
            TOTAL COMMON STOCKS
               (Cost  $254,516,194)                             310,352,419
                                                               ------------

INVESTMENT COMPANY - 2.65%
8,385,111   SSgA Prime Money Market Fund                          8,385,111
                                                               ------------
            TOTAL INVESTMENT COMPANY
               (Cost  $8,385,111)                                 8,385,111
                                                               ------------
            TOTAL INVESTMENTS - 100.82%
               (Cost $262,901,305) **                           318,737,530
                                                               ------------
            LIABILITIES IN EXCESS OF OTHER ASSETS - (0.82)%      (2,587,790)
                                                               ------------
            NET ASSETS - 100.00%                               $316,149,740
                                                               ============

----------
*    Non-income producing security.

**   Aggregate cost for Federal income tax purposes is $262,901,305.

Gross unrealized appreciation   $ 80,012,070
Gross unrealized depreciation    (24,175,845)
                                ------------
Net unrealized appreciation     $ 55,836,225
                                ============

ADR  American Depositary Receipt
PLC  Public Limited Company
REIT Real Estate Investment Trust

Summary of inputs used to value the Fund's net assets as of August 31, 2008 is as follows (See Note 1):

                                                INVESTMENTS IN
VALUATION INPUTS                                  SECURITIES
----------------                                --------------
Level 1 - Quoted Prices                           $318,737,530
Level 2 - Other Significant Observable Inputs               --
Level 3 - Significant Unobservable Inputs                   --
                                                  ------------
TOTAL                                             $318,737,530
                                                  ============

               SEE ACCOMPANYING NOTES TO PORTFOLIO OF INVESTMENTS.

ATLANTIC WHITEHALL FUNDS TRUST
MULTI-CAP GLOBAL VALUE FUND
PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2008 (UNAUDITED)

SHARES                                                            VALUE
------                                                         ------------
FOREIGN COMMON STOCKS - 69.93%
            AUSTRIA - 4.31%
   15,800   Erste Bank der oesterreichischen
               Sparkassen AG +                                 $    944,209
   42,220   Wienerberger AG +                                     1,107,919
                                                               ------------
                                                                  2,052,128
                                                               ------------
            DENMARK - 1.40%
    5,383   Alk-Abello A/S +                                        666,790
                                                               ------------
            FINLAND - 6.37%
   48,300   Nokia Oyj +                                           1,209,306
   51,266   Nokian Renkaat Oyj +                                  1,825,719
                                                               ------------
                                                                  3,035,025
                                                               ------------
            FRANCE - 4.04%
   29,100   Accor S.A. +                                          1,924,416
                                                               ------------
            GERMANY - 6.03%
   29,200   Adidas AG +                                           1,709,438
   28,400   Bayerische Motoren Werke AG +                         1,161,854
                                                               ------------
                                                                  2,871,292
                                                               ------------
            IRELAND - 7.22%
  286,868   Anglo Irish Bank Corp., PLC +                         2,484,926
   41,900   Ryanair Holdings PLC, SP ADR *                          953,644
                                                               ------------
                                                                  3,438,570
                                                               ------------
            JAPAN - 1.25%
   13,300   Canon, Inc. +                                           596,422
                                                               ------------
            MEXICO - 6.00%
  181,800   Grupo Modelo, S.A. de C.V., Series C                    871,098
   85,600   Grupo Televisia S.A., SP ADR                          1,984,208
                                                               ------------
                                                                  2,855,306
                                                               ------------
            NETHERLANDS - 2.41%
   36,800   ING Groep NV +                                        1,146,480
                                                               ------------
            SWITZERLAND - 19.72%
    4,810   Aryzta AG *                                             234,276
   73,200   Nestle SA, Registered Shares +                        3,225,164
   46,300   Novartis AG, Registered Shares +                      2,579,305
   10,100   Roche Holding AG +                                    1,699,612
   19,500   Schindler Holding AG, Participation
               Certificates +                                     1,339,613
    4,385   Schindler Holding AG, Registered Shares +               313,437
                                                               ------------
                                                                  9,391,407
                                                               ------------
            UNITED KINGDOM - 11.18%
  223,619   Reed Elsevier PLC +                                   2,555,758
  188,168   Tesco PLC +                                           1,304,265
  150,300   WPP Group PLC +                                       1,462,937
                                                               ------------
                                                                  5,322,960
                                                               ------------
            TOTAL FOREIGN COMMON STOCKS
               (Cost $38,446,165)                                33,300,796
                                                               ------------
COMMON STOCKS - 27.83%
            BANKS - 4.21%
   66,300   Wells Fargo & Co.                                     2,006,901
                                                               ------------
            DIVERSIFIED FINANCIALS - 1.87%
   22,400   American Express Co.                                    888,832
                                                               ------------

SHARES                                                             VALUE
------                                                         ------------
            HEALTH CARE EQUIPMENT & SERVICES - 6.77%
   50,144   Kinetic Concepts, Inc. *                            $ 1,763,063
    2,400   Medtronic, Inc.                                         131,040
   25,200   WellPoint, Inc. *                                     1,330,308
                                                               ------------
                                                                  3,224,411
                                                               ------------
            INSURANCE - 4.58%
   63,400   Willis Group Holdings, Ltd.
                                                                  2,182,228
                                                               ------------
            RETAILING - 1.30%
   15,428   Ross Stores, Inc.                                       620,360
                                                               ------------
            SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.86%
   47,100   Altera Corp.                                          1,066,344
   37,000   International Rectifier Corp. *                         773,300
                                                               ------------
                                                                  1,839,644
                                                               ------------
            TECHNOLOGY HARDWARE & EQUIPMENT - 5.24%
   77,400   Cisco Systems, Inc. *                                 1,861,470
   27,400   Molex, Inc., Class A                                    631,844
                                                               ------------
                                                                  2,493,314
                                                               ------------
            TOTAL COMMON STOCKS
               (Cost $15,351,487)                                13,255,690
                                                               ------------
INVESTMENT COMPANY - 0.76%
  362,388   SSgA Prime Money Market Fund                            362,388
                                                               ------------
            TOTAL INVESTMENT COMPANY
               (Cost $362,388)                                      362,388
                                                               ------------
            TOTAL INVESTMENTS - 98.52%
               (Cost $54,160,040) **                             46,918,874
                                                               ------------
            OTHER ASSETS
            NET OF LIABILITIES - 1.48%                              704,172
                                                               ------------
            NET ASSETS - 100.00%                               $ 47,623,046
                                                               ============

----------
+ Security is being fair valued pursuant to fair value procedures adopted by the Board of Trustees. The aggregate market value of these securities are $29,257,570 or 61.44% of the net assets. (See Note 1)

*    Non-income producing security.

**   Aggregate cost for Federal income tax purposes is $54,160,040.

Gross unrealized appreciation   $ 1,644,711
Gross unrealized depreciation    (8,885,877)
                                -----------
Net unrealized depreciation     $(7,241,166)
                                ===========

PLC      Public Limited Company
SP ADR   Sponsored American Depositary Receipt

              SEE ACCOMPANYING NOTES TO PORTFOLIO OF INVESTMENTS.

ATLANTIC WHITEHALL FUNDS TRUST
MULTI-CAP GLOBAL VALUE FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) -- AUGUST 31, 2008 (UNAUDITED)

Summary of inputs used to value the Fund's net assets as of August 31, 2008 is as follows (See Note 1):

VALUATION INPUTS                                 INVESTMENTS IN SECURITIES
----------------                                 -------------------------
Level 1 - Quoted Prices                                $ 17,661,304
Level 2 - Other Significant Observable Inputs            29,257,570
Level 3 - Significant Unobservable Inputs                        --
                                                       ------------
TOTAL                                                  $ 46,918,874
                                                       ============

                              FOREIGN COMMON STOCK
                    INDUSTRY CONCENTRATION TABLE: (UNAUDITED)
                             (% of Total Net Assets)

Media...................................   12.61%
Pharmaceuticals, Biotechnology & Life
   Science..............................   10.39%
Food, Beverage & Tobacco................    9.09%
Banks...................................    7.20%
Automobiles & Components................    6.27%
Capital Goods...........................    5.80%
Consumer Services.......................    4.04%
Technology Hardware & Equipment.........    3.79%
Consumer Durables & Apparel.............    3.59%
Food & Staples Retailing................    2.74%
Diversified Financials..................    2.41%
Transportation..........................    2.00%
                                           -----
Total...................................   69.93%
                                           =====

                    INDUSTRY CONCENTRATION TABLE: (UNAUDITED)
                             (% of Total Net Assets)

Media...................................    12.61%
Banks...................................    11.41%
Pharmaceuticals, Biotechnology & Life
   Science..............................    10.39%
Food, Beverage & Tobacco................     9.09%
Technology Hardware & Equipment.........     9.03%
Health Care Equipment & Services........     6.77%
Automobile & Components.................     6.27%
Other Common Stocks.....................     6.04%
Capital Goods...........................     5.80%
Insurance...............................     4.58%
Diversified Financials..................     4.28%
Consumer Services.......................     4.04%
Semiconductors & Semiconductor
   Equipment............................     3.86%
Consumer Durables & Apparel.............     3.59%
Other Assets Net of Liabilities.........     2.24%
                                           ------
Total...................................   100.00%
                                           ======

              SEE ACCOMPANYING NOTES TO PORTFOLIO OF INVESTMENTS.

ATLANTIC WHITEHALL FUNDS TRUST
INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2008 (UNAUDITED)

SHARES                                                             VALUE
------                                                         ------------
FOREIGN COMMON STOCKS - 97.28%
            BRAZIL - 1.09%
    7,244   Banco Bradesco S.A., Preferred Shares              $    132,916
   14,213   Companhia Energetica de Minas Gerais, SP ADR            306,716
    8,400   Companhia Vale do Rio Doce, ADR                         223,020
    7,600   Empresa Brasileira de Aeronautica S.A., ADR             258,020
   20,800   Natura Cosmeticos S.A.                                  242,837
    4,700   Petroleo Brasileiro S.A., ADR                           247,878
                                                               ------------
                                                                  1,411,387
                                                               ------------
            CANADA - 0.65%
   11,200   EnCana Corp.                                            841,846
                                                               ------------
            CHINA - 2.63%
   68,000   Cheung Kong (Holdings), Ltd. +                          966,549
   90,500   China COSCO Holdings Co., Ltd., Class H +               171,687
  244,400   Hutchinson Whampoa, Ltd. +                            2,268,874
                                                               ------------
                                                                  3,407,110
                                                               ------------
            DENMARK - 1.27%
   58,500   Danske Bank A/S +                                     1,646,169
                                                               ------------
            EGYPT - 0.13%
    3,140   Orascom Telecom Holding SAE, GDR                        162,162
                                                               ------------
            FINLAND - 4.18%
  139,983   Nokia Oyj +                                           3,504,809
  111,437   UPM-Kymmene Oyj +                                     1,903,968
                                                               ------------
                                                                  5,408,777
                                                               ------------
            FRANCE - 9.47%
   81,606   Credit Agricole S.A. +                                1,730,105
   54,371   Publicis Groupe +                                     1,822,329
   46,153   Sanofi-Aventis +                                      3,274,351
   21,514   Societe Generale +                                    2,075,246
  165,508   Thomson + *                                             767,787
   35,750   Total S.A., SP ADR                                    2,569,710
                                                               ------------
                                                                 12,239,528
                                                               ------------
            GERMANY - 4.05%
   30,723   BASF AG +                                             1,772,536
   39,567   Bayerische Motoren Werke AG +                         1,618,700
   63,107   Commerzbank AG +                                      1,848,530
                                                               ------------
                                                                  5,239,766
                                                               ------------
            HONG KONG - 0.35%
  180,000   CNOOC, Ltd. +                                           279,864
  480,000   Denway Motors, Ltd. +                                   171,013
                                                               ------------
                                                                    450,877
                                                               ------------
            HUNGARY - 0.12%
    3,510   OTP Bank Nyrt. + *                                      157,417
                                                               ------------
            INDIA - 0.14%
    2,950   State Bank of India, GDR                                186,638
                                                               ------------
            INDONESIA - 0.30%
   82,500   PT Astra International TBK +                            185,788
  229,500   PT Telekomunikasi Indonesia TBK, Series B
               Shares +                                             201,113
                                                               ------------
                                                                    386,901
                                                               ------------
            ISRAEL - 0.36%
   26,100   Makhteshim-Agan Industries, Ltd. +                      176,223

Shares                                                             Value
------                                                         ------------
            ISRAEL - (CONTINUED)
    6,200   Teva Pharmaceutical Industries, Ltd., SP ADR       $    293,508
                                                               ------------
                                                                    469,731
                                                               ------------
            ITALY - 1.65%
   32,750   Eni SpA, SP ADR                                       2,130,387
                                                               ------------
            JAPAN - 22.83%
   61,300   Canon, Inc. +                                         2,748,922
      243   East Japan Railway Co. +                              1,932,838
   83,300   FUJIFILM Holdings Corp. +                             2,292,081
  335,600   Mitsubishi UFJ Financial Group, Inc. +                2,550,917
   42,300   Murata Manufacturing Co., Ltd. +                      1,858,740
      302   Nippon Telegraph & Telephone Corp. +                  1,484,674
  171,400   Nissan Motor Co., Ltd. +                              1,301,970
   76,200   NOK Corp. +                                           1,092,000
    1,068   NTT DoCoMo, Inc. +                                    1,683,187
   41,100   Seven & I Holdings Co., Ltd. +                        1,197,143
   25,400   SMC Corp. +                                           2,611,444
   49,300   Sony Corp. +                                          1,884,635
  395,000   Sumitomo Chemical Co., Ltd. +                         2,423,765
   29,700   Takeda Pharmaceutical Co., Ltd. +                     1,551,537
   28,800   Tokyo Electron, Ltd. +                                1,629,434
   28,800   Toyota Motor Corp. +                                  1,285,010
                                                               ------------
                                                                 29,528,297
                                                               ------------
            LUXEMBOURG - 0.16%
    2,700   Evraz Group S.A., GDR, Class S                          203,761
                                                               ------------
            MEXICO - 0.38%
  144,300   Cemex S.A.B. de C.V., CPO *                             289,224
    4,600   Fomento Economico Mexicano, S.A.B. de C.V.,
               SP ADR                                               204,332
                                                               ------------
                                                                    493,556
                                                               ------------
            NETHERLANDS - 10.18%
  124,608   Aegon NV +                                            1,467,884
   77,148   Heineken NV +                                         3,616,922
   33,950   Koninklijke (Royal) Philips Electronics NV            1,100,320
   22,025   Royal Dutch Shell PLC, ADR                            1,515,100
   77,162   TNT NV +                                              2,878,255
   93,775   Unilever NV +
                                                                  2,587,518
                                                               ------------
                                                                 13,165,999
                                                               ------------
            NORWAY - 1.13%
   47,450   Statoil ASA +
                                                                  1,455,549
                                                               ------------
            RUSSIA - 0.41%
    7,400   Gazprom OAO, SP ADR                                     288,600
    3,200   LUKOIL, SP ADR                                          239,200
                                                               ------------
                                                                    527,800
                                                               ------------
            SOUTH AFRICA - 0.50%
   18,100   Barloworld, Ltd. +                                      160,307
    3,800   Sasol, Ltd. +                                           209,172
   24,200   Standard Bank Group, Ltd. +                             282,342
                                                               ------------
                                                                    651,821
                                                               ------------
            SOUTH KOREA - 0.98%
    2,900   Daelim Industrial Co., Ltd. +                           178,742
    4,230   Hyundai Motor Co. +                                     276,367
    1,800   LG Electronics, Inc. +                                  165,828
      700   Lotte Shopping Co., Ltd. +                              190,478
      550   POSCO +                                                 236,576

               SEE ACCOMPANYING NOTES TO PORTFOLIO OF INVESTMENTS.

ATLANTIC WHITEHALL FUNDS TRUST
INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) -- AUGUST 31, 2008 (UNAUDITED)

SHARES                                                                  VALUE
------                                                              ------------
             SOUTH KOREA - (CONTINUED)
       455   Samsung Electronics Co., Ltd. +
                                                                    $    213,428
                                                                    ------------
                                                                       1,261,419
                                                                    ------------
             SPAIN - 1.22%
    51,150   Repsol YPF SA, SP ADR
                                                                       1,577,978
                                                                    ------------
             SWEDEN - 4.11%
    84,000   Nordea AB +                                               1,115,783
   368,340   Telefonaktiebolaget LM Ericsson, Class B +                4,204,697
                                                                    ------------
                                                                       5,320,480
                                                                    ------------
             SWITZERLAND - 10.23%
    49,473   Credit Suisse Group +                                     2,294,692
    17,906   Holcim Ltd., Registered Shares +                          1,287,458
    41,091   Nestle SA, Registered Shares +                            1,810,454
    62,535   Novartis AG, Registered Shares +                          3,483,733
     5,350   Swisscom AG, Registered Shares +                          1,714,323
    10,096   Zurich Financial Services AG +                            2,635,725
                                                                    ------------
                                                                      13,226,385
                                                                    ------------
             TAIWAN - 0.67%
    15,152   AU Optronics Corp., SP ADR                                  180,920
   275,000   Chinatrust Financial Holding Co., Ltd. + *                  176,940
    17,900   High Tech Computer Corp. +                                  331,666
    17,551   Taiwan Semiconductor Manufacturing Co., Ltd., SP ADR        170,416
                                                                    ------------
                                                                         859,942
                                                                    ------------
             THAILAND - 0.25%
    42,400   PTT Public Co., Ltd.                                        326,916
                                                                    ------------
             TURKEY - 0.11%
    28,847   Turkiye Is Bankasi, Class C +                               137,049
                                                                    ------------
             UNITED KINGDOM - 17.73%
   146,900   BAE Systems PLC +                                         1,282,089
   466,772   Barclays PLC +                                            2,986,827
   296,647   BP PLC +                                                  2,851,253
   138,937   Centrica PLC +                                              827,086
   113,668   Diageo PLC +                                              2,099,331
    43,400   GlaxoSmithKline PLC, ADR                                  2,038,498
   198,074   HSBC Holdings PLC +                                       3,116,648
   628,916   Kingfisher PLC +                                          1,519,151
   153,834   National Grid PLC +                                       2,002,435
 1,207,624   Vodafone Group PLC +                                      3,086,143
   216,805   William Morrison Supermarkets PLC +                       1,113,026
                                                                    ------------
                                                                      22,922,487
                                                                    ------------
             TOTAL FOREIGN COMMON STOCKS
                (Cost $131,812,583)                                  125,798,135
                                                                    ------------
INVESTMENT COMPANY - 2.77%
 3,585,162   SSgA Prime Money Market Fund                              3,585,162
                                                                    ------------
             TOTAL INVESTMENT COMPANY
                (Cost $3,585,162)                                      3,585,162
                                                                    ------------
             TOTAL INVESTMENTS - 100.05%
                (Cost $135,397,745 ) **                             $129,383,297
                                                                    ------------
             LIABILITIES IN EXCESS OF OTHER ASSETS - (0.05)%             (69,072)
                                                                    ------------
             NET ASSETS - 100.00%                                   $129,314,225
                                                                    ============


----------
+ Security is being fair valued pursuant to fair value procedures adopted by the Board of Trustees. The aggregate market value of these securities are $110,067,232 or 85.12% of the net assets. (See Note 1)

*    Non-income producing security.

**   Aggregate cost for Federal income tax purposes is $135,397,745.

Gross unrealized appreciation    $  9,826,596
Gross unrealized depreciation     (15,841,044)
                                 ------------
Net unrealized depreciation      $ (6,014,448)
                                 ============

ADR    American Depositary Receipt
CPO    Ordinary Participation Certificate
GDR    Global Depositary Receipt
PLC    Public Limited Company
SP ADR Sponsored American Depositary Receipt

Summary of inputs used to value the fund's net assets as of August 31, 2008 is as follows (See Note 1):

VALUATION INPUTS                                INVESTMENTS IN SECURITIES
----------------                                -------------------------
Level 1 - Quoted Prices                                $ 19,316,065
Level 2 - Other Significant Observable Inputs           110,067,232
Level 3 - Significant Unobservable Inputs                        --
                                                       ------------
TOTAL                                                  $129,383,297
                                                       ============

                   INDUSTRY CONCENTRATION TABLE: (UNAUDITED)
                            (% of Total Net Assets)

Banks.................................................................    14.03%
Technology Hardware & Equipment.......................................    11.69%
Energy................................................................    11.24%
Pharmaceuticals, Biotechnology & Life Science.........................     8.23%
Food, Beverage & Tobacco..............................................     7.98%
Materials.............................................................     6.59%
Telecommunication Services............................................     6.44%
Capital Goods.........................................................     6.08%
Automobiles & Components..............................................     4.59%
Transportation........................................................     3.85%
Insurance.............................................................     3.17%
Utilities.............................................................     2.42%
Consumer Durables & Apparel...........................................     2.18%
Food & Staples Retailing..............................................     1.79%
Diversified Financials................................................     1.77%
Semiconductors & Semiconductor Equipment..............................     1.56%
Media.................................................................     1.41%
Retailing.............................................................     1.32%
Real Estate...........................................................     0.75%
Household & Personal Products.........................................     0.19%
Other Assets Net of Liabilities.......................................     2.72%
                                                                         ------
Total                                                                    100.00%
                                                                         ======

              SEE ACCOMPANYING NOTES TO PORTFOLIO OF INVESTMENTS.

ATLANTIC WHITEHALL FUNDS TRUST
EQUITY INCOME FUND
PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2008 (UNAUDITED)

SHARES                                                                  VALUE
------                                                              ------------
COMMON STOCKS - 92.50%
             CAPITAL GOODS - 10.69%
    34,110   Danaher Corp.                                          $  2,782,353
    48,281   General Dynamics Corp.                                    4,456,336
   333,316   General Electric Co.                                      9,366,180
    88,482   Textron, Inc.                                             3,636,610
   106,081   United Technologies Corp.                                 6,957,853
                                                                    ------------
                                                                      27,199,332
                                                                    ------------
             CONSUMER DURABLES & APPAREL - 3.73%
    62,118   Nike, Inc., Class B                                       3,764,972
    72,266   VF Corp.                                                  5,727,081
                                                                    ------------
                                                                       9,492,053
                                                                    ------------
             CONSUMER SERVICES - 1.49%
   128,970   Darden Restaurants, Inc.                                  3,777,531
                                                                    ------------
             DIVERSIFIED FINANCIALS - 7.00%
   128,532   Bank of America Corp.                                     4,002,486
   151,009   Bank of New York Mellon Corp.                             5,226,422
     5,526   CME Group, Inc.                                           1,853,310
    85,359   JPMorgan Chase & Co.                                      3,285,468
    84,640   Morgan Stanley                                            3,455,851
                                                                    ------------
                                                                      17,823,537
                                                                    ------------
             ENERGY - 11.26%
    70,022   BP PLC, SP ADR                                            4,035,368
    67,684   Chesapeake Energy Corp.                                   3,275,906
    37,408   Devon Energy Corp.                                        3,817,486
   134,495   Marathon Oil Corp.                                        6,061,690
   169,249   Williams Cos., Inc. (The)                                 5,228,102
   123,748   XTO Energy, Inc.                                          6,238,137
                                                                    ------------
                                                                      28,656,689
                                                                    ------------
             FOOD & STAPLES RETAILING - 4.04%
   180,345   CVS Caremark Corp.                                        6,600,627
   101,240   Walgreen Co.                                              3,688,173
                                                                    ------------
                                                                      10,288,800
                                                                    ------------
             FOOD, BEVERAGE & TOBACCO - 2.43%
    90,325   PepsiCo, Inc.                                             6,185,456
                                                                    ------------
             HEALTH CARE EQUIPMENT & SERVICES - 5.00%
   103,335   Aetna, Inc.                                               4,457,872
    44,622   Express Scripts, Inc. *                                   3,275,701
    35,107   Laboratory Corp. of America Holdings *                    2,568,077
    79,857   UnitedHealth Group, Inc.                                  2,431,646
                                                                    ------------
                                                                      12,733,296
                                                                    ------------
             HOUSEHOLD & PERSONAL PRODUCTS - 2.56%
    93,525   Procter & Gamble Co. (The)
                                                                       6,525,239
                                                                    ------------
             MATERIALS - 5.31%
   215,481   Nalco Holding Co.                                         4,928,050
   109,250   Pactiv Corp. *                                            2,935,547
    63,000   Praxair, Inc.                                             5,659,920
                                                                    ------------
                                                                      13,523,517
                                                                    ------------
             MEDIA - 5.08%
   234,721   Comcast Corp., Class A                                    4,971,391
   122,769   Liberty Global, Inc., Class A *                           4,319,013
    85,200   McGraw-Hill Cos., Inc. (The)                              3,649,968
                                                                    ------------
                                                                      12,940,372
                                                                    ------------

SHARES                                                                  VALUE
------                                                              ------------
             OIL & GAS - 1.89%
    60,145   Exxon Mobil Corp.                                      $  4,812,201
                                                                    ------------
             PHARMACEUTICALS, BIOTECHNOLOGY & LIFE
                SCIENCE - 1.85%
    81,976   Abbott Laboratories
                                                                       4,707,882
                                                                    ------------
             REAL ESTATE - 4.32%
   296,749   CapitalSource, Inc., REIT                                 3,733,102
   105,845   Developers Diversified Realty Corp., REIT                 3,546,866
    81,478   Ventas, Inc., REIT                                        3,700,731
                                                                    ------------
                                                                      10,980,699
                                                                    ------------
             RETAILING - 4.87%
    68,887   Advance Auto Parts, Inc.                                  2,964,896
   170,812   Lowe's Cos., Inc.                                         4,208,808
    98,665   Target Corp.                                              5,231,218
                                                                    ------------
                                                                      12,404,922
                                                                    ------------
             SOFTWARE & SERVICES - 6.89%
    74,847   Accenture, Ltd., Class A                                  3,095,672
    75,912   Fiserv, Inc. *                                            3,936,796
   156,210   Microsoft Corp.                                           4,262,971
   285,049   Oracle Corp. *                                            6,251,125
                                                                    ------------
                                                                      17,546,564
                                                                    ------------
             TECHNOLOGY HARDWARE & EQUIPMENT - 4.26%
   129,156   Hewlett-Packard Co.                                       6,060,000
    39,273   International Business Machines Corp.                     4,780,702
                                                                    ------------
                                                                      10,840,702
                                                                    ------------
             TELECOMMUNICATION SERVICES - 3.63%
   132,879   AT&T Inc.                                                 4,250,799
   141,802   Verizon Communications, Inc.                              4,980,086
                                                                    ------------
                                                                       9,230,885
                                                                    ------------
             TRANSPORTATION - 1.37%
    47,391   Norfolk Southern Corp.                                    3,484,660
                                                                    ------------
             UTILITIES - 4.83%
    62,868   Equitable Resources, Inc.                                 3,137,742
    41,023   Exelon Corp.                                              3,116,107
    60,325   FPL Group, Inc.                                           3,623,119
    55,150   ONEOK, Inc.                                               2,410,607
                                                                    ------------
                                                                      12,287,575
                                                                    ------------
             TOTAL COMMON STOCKS
                (Cost $207,294,561)                                  235,441,912
                                                                    ------------
INVESTMENT COMPANIES - 7.41%
 7,618,303   SSgA Money Market Fund                                    7,618,303
11,253,030   SSgA Prime Money Market Fund                             11,253,030
                                                                    ------------
             TOTAL INVESTMENT COMPANIES
                (Cost $18,871,333)                                    18,871,333
                                                                    ------------
             TOTAL INVESTMENTS - 99.91%
                (Cost $226,165,894) **                               254,313,245
                                                                    ------------
             OTHER ASSETS
             NET OF LIABILITIES - 0.09%                                  225,415
                                                                    ------------
             NET ASSETS - 100.00%                                   $254,538,660
                                                                    ============

               SEE ACCOMPANYING NOTES TO PORTFOLIO OF INVESTMENTS.

ATLANTIC WHITEHALL FUNDS TRUST
EQUITY INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) -- AUGUST 31, 2008 (UNAUDITED)

----------
*    Non-income producing security.

**   Aggregate cost for Federal income tax purposes is $226,165,894.

Gross unrealized appreciation   $37,359,718
Gross unrealized depreciation    (9,212,367)
                                -----------
Net unrealized appreciation     $28,147,351
                                ===========

PLC    Public Limited Company
REIT   Real Estate Investment Trust
SP ADR Sponsored American Depositary Receipt

Summary of inputs used to value the Fund's net assets as of August 31, 2008 is as follows (See Note 1):

VALUATION INPUTS                                INVESTMENTS IN SECURITIES
----------------                                -------------------------
Level 1 - Quoted Prices                                $254,313,245
Level 2 - Other Significant Observable Inputs                    --
Level 3 - Significant Unobservable Inputs                        --
                                                       ------------
TOTAL                                                  $254,313,245
                                                       ============

              SEE ACCOMPANYING NOTES TO PORTFOLIO OF INVESTMENTS.

ATLANTIC WHITEHALL FUNDS TRUST
NOTES TO PORTFOLIO OF INVESTMENTS (UNAUDITED)                    AUGUST 31, 2008

Note (1) PORTFOLIO VALUATIONS: Securities are valued using market quotations. Securities listed on an exchange are valued on the basis of the last sale price or NASDAQ official closing price ("NOCP"), when appropriate. If the last sale price or NOCP is not reported, the current bid price is used. Securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures established by or under the general supervision of the Board of Trustees. A Fund will use fair value pricing methods to determine the value of certain investments if it is determined that the closing price or the latest quoted bid price of a security, including securities that trade primarily on a foreign exchange, does not accurately reflect its current value such that a market quotation is not "readily available." The closing price or the latest quoted bid price of a security may not reflect its current value if, among other things, a significant event that materially affects the value of the security occurs after the closing price or the latest bid price is obtained from an exchange that closes before a Fund calculates its net asset value. The Funds use various criteria, including a systematic evaluation of U.S. market moves after the close of foreign markets, in deciding whether a market quotation is readily available and, if not, what fair value to assign to the security. To determine the appropriate valuation method, the following factors that may be considered include the following: (a) the fundamental analytical data relating to the investment; (b) the nature and duration of restrictions on disposition of the securities; (c) the evaluation of the forces which influence the market in which the securities are purchased; and
(d) any other relevant factors. With respect to fair value of securities traded on foreign markets, the following factors may also be relevant: (a) value of foreign securities traded on foreign markets; (b) American Depository Receipts ("ADR") trading; (c) closed-end fund trading; (d) foreign currency exchange activity; and (e) trading of financial products that are tied to baskets of foreign securities. In light of the judgment involved in fair valuation decisions, there can be no assurance that a fair value assigned to a particular security is what ultimately might be realized in a disposition of the security. Investments in money market funds are valued at their net asset value as reported by the underlying fund.

Multi-Cap Global Value Fund and International Fund may review U.S. market moves after the close of foreign markets to assist with the decision whether to substitute fair values for foreign security market prices. When fair values are substituted for foreign security market prices, fair values are obtained from an independent service provider that applies a multi-factor methodology, which uses factors such as ADRs, sector indices and futures, to each foreign portfolio security reviewed as part of this process.

Bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service approved by the Board of Trustees. All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars.

To the extent a Fund has portfolio securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares, the net asset value of the Fund's shares may change on days when shareholders will not be able to purchase or redeem the Fund's shares. Portfolio securities which are primarily traded on foreign exchanges may be valued with the assistance of a pricing service and are generally valued at the preceding closing values of such securities on their respective exchanges. However, when an event occurs after a foreign security is valued that is likely to change that security's value, the fair value of that security will be determined by consideration of other factors by or under the direction of the Board of Trustees. Over-the-counter securities are valued on the basis of the bid price at the close of business on each business day.

In September 2006, the Statement of Financial Accounting Standards Board No. 157, Fair Value Measurements ("FAS 157") was issued and is effective for financial statements issued for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 requires companies to provide expanded information about the assets and liabilities measured at fair value and the potential effect of these fair valuations of an entity's financial performance. The Funds have adopted FAS 157 as of December 1, 2007. The three levels of the fair value hierarchy under FAS 157 are described below:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)

ATLANTIC WHITEHALL FUNDS TRUST
NOTES TO PORTFOLIO OF INVESTMENTS (UNAUDITED)(CONTINUED) AUGUST 31, 2008

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Funds' net assets as of August 31, 2008 is included with each Fund's Schedule of Investments.

NOTE (2) For more information with regards to significant accounting policies, see the most recent annual report filed with the Securities and Exchange Commission.

Item 2. Controls and Procedures.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Atlantic Whitehall Funds Trust
            --------------------------------------------------------------------
By (Signature and Title)*  /s/ Jeffrey S. Thomas
                         -------------------------------------------------------
                           Jeffrey S. Thomas, Chief Executive Officer
                           (principal executive officer)

Date OCTOBER 24, 2008
    ----------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Jeffrey S. Thomas
                           Jeffrey S. Thomas, Chief Executive Officer
                           (principal executive officer)

Date OCTOBER 24, 2008
    ----------------------------

By (Signature and Title)*  /s/ Kenneth Kozanda
                           Kenneth Kozanda, Chief Financial Officer
                           (principal financial officer)

Date OCTOBER 23, 2008
    ----------------------------


* Print the name and title of each signing officer under his or her signature.